GAIN ON ASSET AND INVESTMENT SALES, NET -Schedule of Gain on Asset and Investment Sales, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (Loss) On Sale Of Other Assets [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Disposition of Assets
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on asset and investment sales, net	$ 35	$ 212	$ 677
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Alumbrera mine/MARA
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on asset and investment sales, net	61	0	6
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Kalgoorlie
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on asset and investment sales, net	0	83	493
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Lone Tree
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on asset and investment sales, net	0	79	0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | T M A C
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on asset and investment sales, net	0	42	0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Continental
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on asset and investment sales, net	0	0	91
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Royalty interests
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on asset and investment sales, net	9	0	75
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Red Lake
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on asset and investment sales, net	0	0	9
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Other
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on asset and investment sales, net	10	8	3
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Minera La Zanja
Gain (Loss) On Sale Of Other Assets [Line Items]
Gain on asset and investment sales, net	$ (45)	$ 0	$ 0